DEPOSITS (Details Narrative)	Dec. 31, 2025 USD ($)
FDIC insured amount	$ 250,000
Old Glory Holding Co [Member]
FDIC insured amount	250,000
Certificates of deposit above FDIC	$ 1,600,000